SCHEDULE OF LONG TERM LOAN (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Balance, opening	$ 135,971	$ 192,651
Repayments	(23,063)	(46,561)
Interest expense, accrued	1,883	4,977
Translation difference	(9,337)	(15,096)
Balance, ending	105,454	135,971
Long term loan – current portion	45,127	47,740
Long term loan	$ 60,327	$ 88,231